John Hancock Funds II

Supplement dated July 1, 2014 to the current Class A and Class C Prospectus

Strategic Income Opportunities Fund (the "Fund")

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fee	0.65	0.65
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses[1]	0.23	0.24
Acquired fund fees and expenses[2]	0.01	0.01
Total annual fund operating expenses[3]	1.19	1.90
Contractual expense reimbursement[4,5]	-0.03	-0.04
Total annual fund operating expenses after expense reimbursements	1.16	1.86

[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 To the extent that expenses of shares exceed 1.15% and 1.85%, respectively, of average annual net assets (on an annualized basis) attributable to Class A and Class C shares, as applicable (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class A	Class C
Shares		Sold	Kept
1 year	514	289	189
3 years	760	593	593
5 years	1,025	1,023	1,023
10 years	1,783	2,219	2,219

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class I Prospectus

Strategic Income Opportunities Fund (the "Fund")

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.65
Other expenses[1]	0.22
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	0.88
Contractual expense reimbursement[4]	-0.02
Total annual fund operating expenses after expense reimbursements	0.86

[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	Class I
1 year	88
3 years	279
5 years	486
10 years	1,082

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class NAV Prospectus

Strategic Income Opportunities Fund (the "Fund")

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	0.65
Other expenses	0.06
Acquired fund fees and expenses[1]	0.01
Total annual fund operating expenses[2]	0.72
Contractual expense reimbursement[3]	-0.02
Total annual fund operating expenses after expense reimbursements	0.70

[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	Class NAV
1 year	72
3 years	228
5 years	399
10 years	893

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class R2 Prospectus

Strategic Income Opportunities Fund (the "Fund")

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2
Management fee	0.65
Distribution and service (Rule 12b-1) fees	0.25
Other expenses[1]
Service plan fee[2]	0.25
Remainder of other expenses	1.40
Total other expenses	1.65
Acquired fund fees and expenses[3]	0.01
Total annual fund operating expenses[4]	2.56
Contractual expense reimbursement[5,6]	-1.35
Total annual fund operating expenses after expense reimbursements	1.21

[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Service plan fee" has been restated to reflect maximum allowable fees.

[3] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5] The advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

6 To the extent that expenses of Class R2 shares exceed 1.20% of average annual net assets (on an annualized basis) attributable to Class R2 shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class R2
1 year	123
3 years	668
5 years	1,239
10 years	2,794

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class R6 Prospectus

Strategic Income Opportunities Fund (the "Fund")

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.65
Other expenses	5.80
Acquired fund fees and expenses[1]	0.01
Total annual fund operating expenses[2]	6.46
Contractual expense reimbursement[3,4]	-5.76
Total annual fund operating expenses after expense reimbursements	0.70

[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Expense Waiver). The Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Expense Waiver to the extent that expenses of Class R6 shares exceed 0.83% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class R6
1 year	72
3 years	1,399
5 years	2,689
10 years	5,751